Cash and Cash Equivalents - Disclosure Of Significant non cash transactions from investing and financing activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant non cash transactions from investing and financing activities [Line Items]
Fair value changes in derivative warrant liabilities	€ (6,476)	€ (80,748)
Addition of lease liabilities	1,386	8,517
ARES [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	0	6,300
Electromaps [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	0	1,500
Coil [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	€ 2,317	€ 0